Income Tax Expense (Income) (Details)	6 Months Ended
Jun. 30, 2025 HKD ($)
Income Tax Expense (Income) [Line Items]
Applicable tax rate	16.50%
Assessable profits (in Dollars)	$ 2,000,000
Hong Kong [Member]
Income Tax Expense (Income) [Line Items]
Applicable tax rate	8.25%
Assessable profits (in Dollars)	$ 2,000,000
PRC [Member]
Income Tax Expense (Income) [Line Items]
Applicable tax rate	25.00%
Withholding tax rate	10.00%
Minimum [Member]
Income Tax Expense (Income) [Line Items]
Applicable tax rate	16.50%
Minimum [Member] | PRC [Member]
Income Tax Expense (Income) [Line Items]
Applicable tax rate	5.00%
Maximum [Member] | PRC [Member]
Income Tax Expense (Income) [Line Items]
Applicable tax rate	2.50%